INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of components of provision for income taxes

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Income (Loss) before Income Tax
Canada	2,616,980	41,700,153	248,666,430
Other	(203,205,487)	11,503,569	72,650,567

	(200,588,507)	53,203,722	321,316,997

Current Tax
Canada	2,447,930	1,694,557	17,721,440
Other	13,249,752	9,989,086	29,017,566

	15,697,682	11,683,643	46,739,006

Deferred Tax
Canada	1,713,862	11,493,561	40,894,769
Other	(22,844,954)	(15,538,418)	(10,202,862)

	(21,131,092)	(4,044,857)	30,691,907

Total Income Tax (Benefit) Expense
Canada	4,161,792	13,188,118	58,616,209
Other	(9,595,202)	(5,549,332)	18,814,704

	(5,433,410)	7,638,786	77,430,913

Schedule of tax rates applicable on the Company's major operating subsidiaries in China

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	25% for 2013 and onwards; 12.5% for 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	25% for 2013 and onwards; 15% for 2012 resulting from its High and New Technology Enterprise ("HNTE") status
Canadian Solar Manufacturing (Luoyang) Inc.	25% for 2012 and onwards;
Canadian Solar Manufacturing (Changshu) Inc.	25% for 2013 and onwards; 12.5% for 2012 (half reduction of 25%)
CSI Solar Power (China) Inc.	25%
Suzhou Sanysolar Materials Technology Co., Ltd.	15% for 2015, 2014 and 2013 resulting from its HNTE status; 25% for 2012

Schedule of movement and balance of the Company's liability for uncertain tax positions

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning balance	9,453,041	11,242,208	13,000,601
Addition for tax positions related to the current year	1,789,167	1,806,512	402,548
Reductions for tax positions from prior years/Statute of limitations expirations	—	(48,119)	(2,558,867)

Ending balance	11,242,208	13,000,601	10,844,282

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2013	At December 31, 2014
	$	$
Deferred tax assets:
Accrued warranty costs	9,249,470	10,508,762
Bad debt allowance	13,418,947	9,318,321
Issuance costs	491,570	1,596,677
Inventory write-down	4,451,285	5,308,475
Depreciation difference of property, plant and equipment	23,431,856	26,148,567
Accrued liabilities related to countervailing and anti-dumping duty deposits	—	13,850,162
Deferred tax assets relating to sale of solar power plants	—	21,096,549
Net operating losses carry-forward	93,376,674	65,876,351
Others	4,858,010	6,947,306

Total deferred tax assets	149,277,812	160,651,170
Valuation allowance	(57,189,659)	(52,984,988)

Total deferred tax assets, net of valuation allowance	92,088,153	107,666,182

Analysis as:
Current	29,137,910	40,810,322
Non-current	62,950,243	66,855,860

	92,088,153	107,666,182

Deferred tax liabilities:
Foreign currency derivative assets	1,538,914	1,166,646
Depreciation difference of property, plant and equipment	5,598,193	5,264,152
Deferred profit of projects	15,236,918	70,359,704
Basis difference related to SkyPower acquisition	58,664,950	26,459,081
Others	922,772	1,806,298

Total deferred tax liabilities	81,961,747	105,055,881

Analysis as:
Current	57,918,099	94,710,638
Non-current	24,043,648	10,345,243

	81,961,747	105,055,881

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beginning balance	39,745,271	54,140,359	57,189,659
Additions (Reversals)	14,530,536	4,670,785	(4,411,223)
Foreign exchange effect	(135,448)	(1,621,485)	206,552

Ending balance	54,140,359	57,189,659	52,984,988

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2012	2013	2014
Combined federal and provincial income tax rate	27%	27%	27%
Expenses not deductible for tax purpose	(1)%	—	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(7)%	1%	(2)%
Unrecognized tax benefits	(1)%	5%	—
Valuation allowance	(14)%	5%	(1)%
Change of tax rates in subsequent years	—	(23)%	—
Exchange gain (loss)	(1)%	—	—

	3%	15%	24%